Factoring and Notes Receivable (Tables)	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Disclosure of Detailed Information about Trade Receivables and Guaranteed Bank Notes

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions)
Eligible receivables sold without recourse	$182	$143
Guaranteed bank notes sold without recourse	—	28

	March 31, 2023	December 31, 2022
	(Dollars in millions)
Receivables sold but not yet collected by the bank from the customer	$3	$5
Guaranteed bank notes sold but not yet collected by the bank from the customer	—	—